NET INCOME LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2022
NET INCOME/LOSS PER SHARE
Schedule of computation of basic and diluted net (loss) income per share

	Six months ended June 30,
	2022	2021
	RMB	RMB
	Unaudited	Unaudited
Numerator:
Numerator for basic and diluted net (loss) income per share	(89,018)	8,111
Denominator:
Denominator for basic and diluted net (loss) income per share weighted average ordinary shares outstanding	46,756,368	46,642,280

Basic and diluted net (loss) income per share	(1.90)	0.17